Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
March 31, 2022

Dates Covered
Collections Period	03/01/22 - 03/31/22
Interest Accrual Period	03/15/22 - 04/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/22	313,008,921.87	20,696
Yield Supplement Overcollateralization Amount 02/28/22	7,084,507.60	0
Receivables Balance 02/28/22	320,093,429.47	20,696
Principal Payments	17,409,720.39	777
Defaulted Receivables	410,546.44	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/22	6,515,279.35	0
Pool Balance at 03/31/22	295,757,883.29	19,903

Pool Statistics	$ Amount	# of Accounts
Pool Factor	26.86%
Prepayment ABS Speed	1.46%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	3,121,143.54	159
Past Due 61-90 days	842,736.21	42
Past Due 91-120 days	147,379.10	6
Past Due 121+ days	0.00	0
Total	4,111,258.85	207

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.36%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	302,789.68
Aggregate Net Losses/(Gains) - March 2022	107,756.76
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.40%
Prior Net Losses/(Gains) Ratio	0.06%
Second Prior Net Losses/(Gains) Ratio	0.21%
Third Prior Net Losses/(Gains) Ratio	0.11%
Four Month Average	0.20%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.69%

Overcollateralization Target Amount	5,399,680.85
Actual Overcollateralization	5,399,680.85
Weighted Average Contract Rate	4.67%
Weighted Average Contract Rate, Yield Adjusted	6.22%
Weighted Average Remaining Term	36.74

Flow of Funds	$ Amount
Collections	18,927,615.92
Investment Earnings on Cash Accounts	380.51
Servicing Fee	(266,744.52)
Transfer to Collection Account	-
Available Funds	18,661,251.91

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	427,732.59
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	11,851,357.73
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,399,680.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	890,680.74

Total Distributions of Available Funds	18,661,251.91

Servicing Fee	266,744.52
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 03/15/22	307,609,241.02
Principal Paid	17,251,038.58
Note Balance @ 04/15/22	290,358,202.44

Class A-1
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-2a
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-2b
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-3
Note Balance @ 03/15/22	178,709,241.02
Principal Paid	17,251,038.58
Note Balance @ 04/15/22	161,458,202.44
Note Factor @ 04/15/22	47.9431667%

Class A-4
Note Balance @ 03/15/22	80,300,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	80,300,000.00
Note Factor @ 04/15/22	100.0000000%

Class B
Note Balance @ 03/15/22	32,400,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	32,400,000.00
Note Factor @ 04/15/22	100.0000000%

Class C
Note Balance @ 03/15/22	16,200,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	16,200,000.00
Note Factor @ 04/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	519,532.59
Total Principal Paid	17,251,038.58
Total Paid	17,770,571.17

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.39657%
Coupon	0.62657%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.96000%
Interest Paid	291,891.76
Principal Paid	17,251,038.58
Total Paid to A-3 Holders	17,542,930.34

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4822857
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.0142575
Total Distribution Amount	16.4965432

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8667392
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	51.2249861
Total A-3 Distribution Amount	52.0917253

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	686.99
Noteholders' Principal Distributable Amount	313.01

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/22	2,699,840.43
Investment Earnings	308.56
Investment Earnings Paid	(308.56)
Deposit/(Withdrawal)	-
Balance as of 04/15/22	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$878,455.31	$911,551.01	$1,529,053.40
Number of Extensions	42	43	78
Ratio of extensions to Beginning of Period Receivables Balance	0.27%	0.27%	0.43%